Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ (2,319,806)	$ 1,581,860	$ 1,187,176	$ (3,879,846)
Adjustments to reconcile net loss to cash used by operating activities:
Depreciation	23,451	12,598	25,196	34,832
Loss (Gain ) in Fair Value on Derivative Liabilities	12,107	(432,199)	828,614	180,552
Amortization of Debt Discount	311,936	626,811	335,004	800,159
Loan Penalties Capitalized to Loan	28,000	3,394	3,394	482,709
Stock Based Payment of Consulting Fees and Shares	273,500
Gain on Sale of Property and Equipment	(20,345)	(464)	464	16,295
Gain on Settlement of Debt	(963,366)	(2,172,646)	(5,060,704)	(67,623)
Change in Operating Assets and Liabilities:
Decrease in Inventory	5,305	81,322	(48,484)	78,515
Decrease in Prepaid Rent and Expenses	4,001	20,870	(2,743)	(89,394)
(increase) Decrease in Other Current Assets	(5,914)	2,271	(1,091)	2,600
Increase in Accounts Payable	(156,368)	(115,251)	344,175	301,907
Increase in Accrued Expenses	(31,292)	231,207	483,031	849,409
Increase (Decrease) in Accrued Expenses – Related Party	(35,000)			(24,250)
Increase in Customer Deposits	(23,485)		188,385
Increase in Deferred Revenue	(389,055)		687,766
CASH FLOWS (USED IN) OPERATING ACTIVITIES	(3,286,331)	(160,227)	(859,821)	(1,154,311)
CASH FLOWS FROM INVESTING ACTIVITIES
Disposal of Property and Equipment	25,060	9,750	9,750	125,822
Purchase of Property and Equipment	(35,000)			(16,742)
CASH FLOWS (USED IN) PROVIDED BY INVESTING ACTIVITIES	(9,940)	9,750	9,750	109,080
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Issuance of Common Shares	2,324,805		250,000
Proceeds from Short Term Debt	1,000,000	205,000	635,000	1,549,980
Proceeds from Convertible Notes Payable	699,525		432,750	958,250
Payments on Short Term Debt	(313,009)	(302,913)	(471,920)	(1,320,001)
Proceeds on PPP Loan		209,447	209,447
Payments on Long Term Debt	(9,223)	(1,891)	(3,837)	(40,275)
Payments on Convertible Notes Payable	(301,000)		(34,329)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES	3,401,098	109,643	965,611	1,147,954
NET INCREASE IN CASH	104,827	(40,834)	115,540	102,723
CASH AT BEGINNING OF PERIOD	277,664	162,124	162,124	59,401
CASH AT END OF PERIOD	382,491	121,290	277,664	162,124
Supplemental Disclosure of Cash Flows Information:
Cash Paid for Interest	132,085	29,358	74,244	89,934
Convertible Notes Interest and Derivatives Converted to Common Stock	76,740	31,240	64,921	1,770,048
Short Term Debt and Interest Extinguished Through Issuance of Series C Preferred Stock		144,076
Convertible Notes and Interest Extinguished Through Issuance of Series C Preferred Stock		1,245,456
Fair Value of Instruments Issued With Debt	487,284
Issuance of Warrants to Deferred Offering Costs	600,000
Issuance of Common Shares for Share Subscription Receivable	10,488
Loans to acquire Fixed Assets	151,327
Interest Expense related to Derivative Liability in Excess of Fair Value				96,981
Original Issue Discount on Short-Term Convertible Notes Expensed to Interest			55,000	73,675
Stock Based Payment of Broker’s Fees			13,470
Gain on sale of Property	20,345	464	(464)	(16,295)
Decrease (Increase) in Inventory	(5,305)	(81,322)	48,484	(78,515)
Decrease (Increase) in Prepaid Rent and Expenses	(4,001)	(20,870)	2,743	89,394
CASH FLOWS PROVIDED BY INVESTING ACTIVITIES	$ (9,940)	$ 9,750	9,750	109,080
Payments on Accrued Expenses -Related Party			(19,500)
Legal Costs of Reg A Subscription			(32,000)
Operating Lease Liability to Operating Lease Asset				89,942
Accrued Interest Transferred to Note Balances				55,168
Derivative Debt Discount			264,487	1,077,844
Stock Issued to Related Party in Payment of Accrued Expenses			30,077
Issuance of Common Shares for Subscription Receivable			100,000
Original Issue Discount			52,000
Allocated Value of Common Shares Issued As Fees for Loans			35,060
Operating Lease Asset to Operating Lease Liability			$ 39,494